Share-Based Compensation (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 29, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from stock option exercises		$ 0.7		$ 0.1		$ 1.5
Tax deductions for all share-based compensation		5.0		3.6
Excess tax benefit on share-based compensation	(1.0)	(0.7)	[1]	(0.6)	[1]	1.0	[1]
Weighted average fair value of options granted		$ 18.60		$ 18.20		$ 24.11
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax deductions for all share-based compensation		0.4		0.1		1.0
Weighted average fair value of options granted		$ 35.24		$ 32.50		$ 24.11
Intrinsic value of options exercised		1.0		0.3		2.8
Fair value of shares vested		20.8		18.7		14.3
Compensation cost related to nonvested options not yet recognized		4.1		3.4
Weighted average recognition period		1 year 10 months 24 days		1 year 9 months 18 days
2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares to be granted		5,800,000
Shares reserved for future grants		2,300,000
Option granted, expiration period		10 years
Vesting period		3 years
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		1,500,000
Option granted, expiration period		10 years
Vesting period		3 years
1997 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		4,700,000
Restricted Stock and Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares vested		6.2		7.0		2.5
Compensation cost related to nonvested options not yet recognized		13.4
Weighted average recognition period		2 years 5 months 16 days
Nonvested stock and restricted stock units		237,000
Weighted average grant price, per share expected to vested in next year		$ 29.52
Fair value of shares expected to vested in next year		$ 7.0

[1]	Cash inflows (outflows) recognized as financing and operating activities in the Company's consolidated statement of cash flows